Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

Facility Lease Obligations

The Company operates eighteen branches, four branches are under operating leases and fourteen branches are owned. The contractual expiration range on the four leases is between the years 2018 and 2022.

The following table summarizes the contractual rent payments expected in future years:

(In thousands)	2018	2019	2020	2021	2022	Thereafter	Total
Operating lease rental payments	$307	$293	$258	$259	$116	$—	$1,233

The annual rent, included above, is increased each year beginning January 1, 2018 by the increase in the Consumer Price Index (“CPI”) for the New York Metropolitan area (not to exceed 3.0 percent). Rent expense totaled $346 thousand for 2017 and $417 thousand for 2016.  The decrease was due to the Company purchasing its headquarters in March 2016. The Company currently accounts for all of its leases as operating leases.

Litigation

The Company may, in the ordinary course of business, become a party to litigation involving collection matters, contract claims and other legal proceedings relating to the conduct of its business.  In the best judgment of management, based upon consultation with counsel, the consolidated financial position and results of operations of the Company will not be affected materially by the final outcome of any pending legal proceedings or other contingent liabilities and commitments.

Commitments to Borrowers

Commitments to extend credit are legally binding loan commitments with set expiration dates.  They are intended to be disbursed, subject to certain conditions, upon the request of the borrower.  The Company was committed to advance approximately $291.9 million to its borrowers as of December 31, 2017, compared to $181.1 million at December 31, 2016.  At December 31, 2017, $66.5 million of these commitments expire within one year, compared to $23.5 million a year earlier.  At December 31, 2017, the Company had $5.6 million in standby letters of credit compared to $4.1 million at December 31, 2016.  The estimated fair value of these guarantees is not significant.  The Company believes it has the necessary liquidity to honor all commitments.